Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2018
Prospectus Date	rr_ProspectusDate	Jan. 30, 2018
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Active Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Active Bond Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Arbitrage Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Arbitrage Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Emerging Markets Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Emerging Markets Small Cap Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone High Yield Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Impact Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Merger Arbitrage Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Merger Arbitrage Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE MID CAP FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Mid Cap Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE PREMIUM YIELD EQUITY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Premium Yield Equity Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Small Cap Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SMALL CAP VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Small Cap Value Fund
Supplement [Text Block]	ck0000914243_SupplementTextBlock
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Active Bond Fund
Touchstone Arbitrage Fund
Touchstone Emerging Markets Small Cap Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund)
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, and Touchstone Small Cap Value Fund, and is reduced to 2.00% for the Touchstone Active Bond Fund, Touchstone High Yield Fund, and Touchstone Impact Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated January 30, 2018, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.